Hybrid Financial Instruments: Convertible debentures with embedded derivatives	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Hybrid Financial Instruments: Convertible debentures with embedded derivatives
21. Hybrid Financial Instruments: Convertible debentures with embedded derivatives
On March 27, 2024, Lifezone completed a $50.0 million non-brokered private placement of unsecured convertible debentures. Proceeds of the unsecured convertible debentures are being used to advance the Kabanga Nickel Project and for general corporate and administrative purposes.
The unsecured convertible debentures bear interest over a 48-month term, payable quarterly, at a rate of the SOFR plus 4.0% per annum, subject to a SOFR floor of 3.0%. The unsecured convertible debentures can be redeemed early by Lifezone, subject to the achievement of certain conditions, at a price of 105% plus interest otherwise payable to the maturity date March 27, 2028. Interest is payable quarterly via initial cash, then a mix of shares and a payment-in-kind accrual of the outstanding principal amount during the first two years and all in cash during the last two years.
Interest was payable in cash until Lifezone had a Form F-3 registration statement declared effective by the US Securities and Exchange Commission. The Form F-3 was declared effective on August 16, 2024. Following the effectiveness of the Form F-3, one third of the applicable interest payment is made by the issue of the equivalent value in shares (the “Interest Shares”) at a price per Interest Share equal to a 7.5% discount to the VWAP for the five trading days preceding the quarterly interest payment date. In the event that the VWAP for the five trading days preceding the applicable calculation date is $4.00 or below, Lifezone shall satisfy its obligation to pay interest on the unsecured convertible debentures in cash. The remaining two thirds of the applicable interest payment is a payment-in-kind accrual of the outstanding principal amount. Upon the second anniversary of the unsecured convertible debentures, all outstanding accrued interest is to be repaid in cash to the holders. During the six months ended June 30, 2025 Lifezone paid $nil of cash interest, $713,590 of interest in the form of 178,519 newly issued shares and accrued a further $4,137,777 of interest. During the six months ended June 30, 2024 Lifezone paid $1,203,515 of cash interest and accrued a further $966,953 of interest.
The unsecured convertible debentures are convertible into ordinary shares of Lifezone at the option of the holder at a price of $8.00 per share and are subject to customary adjustments (the “Conversion Right”). The conversion price was determined on the closing date based on the lesser of a 30% premium to a trailing period VWAP and $8.00 per share. Mandatory conversion might occur if Lifezone’s share price is greater than 50% above the conversion price for any 15 trading days within a 30 consecutive trading days period.
The unsecured convertible debentures were determined to be a hybrid financial liability, comprising a host debt instrument and two embedded derivatives, the Conversion Right and the Interest Shares, with both having economic characteristics and risks different to the host debt instrument. In other words, they are not closely related to the non-derivative host debt instrument given their value changes with the value of Lifezone shares, while the host liability changes in relationship to a reference borrowing index (in this case SOFR).
The host debt instrument is classified and measured at amortized cost, while the embedded derivatives are accounted for separately at fair value through profit or loss.
On initial recognition, Lifezone Metals used the residual value method to allocate the principal amount of the debentures between the two components: host debt instrument and embedded derivatives. The fair value of the embedded derivative liability was valued first, followed by the residual amount assigned to the host debt instrument.
Transaction costs are required to be apportioned between the host debt instrument and the embedded derivatives in proportion to their value, with the share of transaction costs linked to the host debt instrument subtracted from the carrying amount at initial recognition. $187,019 of the total transaction costs of $352,348 related to the embedded derivative and were expensed on recognition to the interim statement of comprehensive income (loss). The remaining transaction costs relating to the host debt instrument are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.
The issuance discount ("OID") of $750,000 equal to 1.5% of the aggregate principal amount of the unsecured convertible debentures is included in the carrying amount of the host instrument and amortized over the life of the convertible debentures using the effective interest method.
The fair value of the Conversion Right was estimated using the Finite Difference Method and the Share Interest feature was estimated using the Monte Carlo Simulations.
Key Inputs

Valuation Date	March 27, 2024
Maturity Date	March 27, 2028, term of 4 years
Risk-free Rate	Zero coupon curve based on United States Dollar Swap rates as of March 27, 2024
Share Price	$7.75, based on Lifezone’s March 27, 2024, closing share price on the NYSE
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as Management does not expect dividends to be distributed during the term of the Debenture
Interest Rate	Forward SOFR + 4.0%, subject to a SOFR floor of 3.0%, 30/360 basis
Conversion Price	$8.00
Conversion Cap	$12.00
Credit Spread	17.5% based on an estimated market-based unsecured rate for Lifezone Metals and consideration of calibrating the fair value of the Debentures to 98.5% of par
At initial recognition, the $50.0 million was bifurcated into its host debt instrument and the two embedded derivative liability components. The embedded derivative liability component was assessed to be $26.5 million, with the large majority of the value linked to the Conversion Right. The remaining $23.5 million is thus ascribed to the host debt instrument, before adjustment for transaction costs. During the life of the convertible debenture, it can be expected that the volatility of the Lifezone stock leads to changes in the value of combined derivative liability, potentially resulting in a significantly higher and more volatile expense pattern in profit or loss. Both components are recorded as a liability with the debt host portion recorded on an amortized cost basis using an effective interest rate of 33.8%.
The high value of the combined embedded derivative liability and the resulting high effective interest rate are driven by, among other factors, the share price trading close to the conversion price at inception, an assumed volatility of 65% and a long (4-year) term.
The effective interest rate is the rate that exactly discounts the estimated future cash flows (interest and principal payments) over the 4-year term of the financial instrument to the net carrying amount of the financial liability. The amortization of the host debt instrument is included in finance costs in the statement of profit and loss and other comprehensive income.
The conversion feature may be exercised by the holder at any time, meaning that Lifezone Metals does not have the right to defer settlement of the liability, including any unpaid interest, for more than twelve months from the date of this report. Consequently, all liability elements of the unsecured convertible debentures are classified as current, irrespective of how many years are left until maturity of the instrument.
On June 30, 2025, fair value of the embedded derivative liability component was reassessed to be $6,623,000 compared to $20,768,000 as at December 31, 2024. The decrease in fair value of $14,145,000 is largely due to the decrease in share price of Lifezone from $6.95 as at December 31, 2024 to $4.12 as at June 30, 2025. The resulting $14,145,000 fair value decrease was recognized as a gain in the consolidated interim statement of comprehensive income (loss). The fair value of the embedded derivative liability is categorized as Level 3 in the fair value hierarchy.

Debenture host debt instrument	$

As at January 1, 2024	-
Additions	23,461,000
OID and Transaction issuance cost	(915,328)
Interest accrued	6,039,527
Interest paid in shares	(553,286)
Interest paid in cash	(1,796,105)
As at December 31, 2024	26,235,808
Interest accrued	4,851,367
Interest paid in shares	(713,590)
As at June 30, 2025	30,373,585

Embedded derivatives	$

As at January 1, 2024	-
Additions	26,539,000
Fair value reassessment	(5,771,000)
As at December 31, 2024	20,768,000
Fair value reassessment	(14,145,000)
As at June 30, 2025	6,623,000

Total convertible debentures with embedded derivatives
As at June 30, 2025	36,996,585
As at December 31, 2024	47,003,808
In connection with the bridge loan facility agreement as described in Note 29, on August 8, 2025 Lifezone and the debenture holders amended certain terms of the outstanding unsecured convertible debentures that are not considered to have any material impact to these financial statements.